Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.49%	3.19%
Expected return on assets	6.20%	6.85%
Rate of compensation increase	3.99%	3.96%
OPEB
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.58%	3.29%
Expected return on assets	4.79%	5.57%
Health care cost trend rate
Before Age 65	5.122%	6.125%
Age 65 and after	5.122%	6.125%
Assumed ultimate medical inflation rate	4.05%	4.75%
Year in which ultimate rate is reached	2031	2031